Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Accounts Receivable [Abstract]
Trade accounts receivable	R$ 15,610	R$ 14,852
Allowance for expected credit losses	(636)	(589)
Trade accounts receivable, net	R$ 14,974	R$ 14,263